Related Party Transactions - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Deemed benefits provided to Non-executive directors		£ 2,460	£ 0
Loans, advances or guarantees on behalf of directors	£ 0	0	0
Aggregate gains made by executive directors		2,804,358	3,082,715
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	1,000,000	16,000,000	2,000,000
Revenue from rendering of services, related party transactions	100,000	100,000	0
Amounts receivable, related party transactions	2,000,000	2,000,000	0
Amounts payable, related party transactions	£ 900,000	£ 1,000,000	£ 0